Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
Summary of Property, Plant and Equipment

	Land and buildings £m	Plant, equipment and vehicles £m	Assets in construction £m	Total £m
Cost at 1 January 2022	7,212	11,816	1,750	20,778
Exchange adjustments	403	542	105	1,050
Additions through business combinations	5	8	17	30
Other additions	13	79	1,153	1,245
Capitalised borrowing costs	–	–	21	21
Disposals and write-offs	(64)	(222)	(5)	(291)
Reclassifications	146	689	(874)	(39)
Transfer to assets held for sale/distribution	(1,067)	(1,959)	(317)	(3,343)
Cost at 31 December 2022	6,648	10,953	1,850	19,451
Exchange adjustments	(189)	(265)	(44)	(498)
Additions through business combinations	–	–	–	–
Other additions	11	99	1,185	1,295
Capitalised borrowing costs	–	–	36	36
Disposals and write-offs	(136)	(732)	(16)	(884)
Reclassifications	134	701	(869)	(34)
Transfer to assets held for sale/distribution	(13)	(52)	(22)	(87)
Cost at 31 December 2023	6,455	10,704	2,120	19,279

Depreciation at 1 January 2022	(3,281)	(6,744)	–	(10,025)
Exchange adjustments	(191)	(310)	–	(501)
Charge for the year	(226)	(726)	–	(952)
Disposals and write-offs	47	181	–	228
Transfer to assets held for sale/distribution	376	1,130	–	1,506
Depreciation at 31 December 2022	(3,275)	(6,469)	–	(9,744)
Exchange adjustments	90	153	–	243
Charge for the year	(210)	(682)	–	(892)
Disposals and write-offs	66	662	–	728
Transfer to assets held for sale/distribution	6	29	–	35
Reclassifications	–	(4)	–	(4)
Depreciation at 31 December 2023	(3,323)	(6,311)	–	(9,634)

Impairment at 1 January 2022	(264)	(514)	(43)	(821)
Exchange adjustments	(9)	(14)	(1)	(24)
Disposals and write-offs	9	47	5	61
Impairment losses	(33)	(45)	(5)	(83)
Reversal of impairments	–	9	–	9
Transfer to assets held for sale/distribution	37	45	2	84
Impairment at 31 December 2022	(260)	(472)	(42)	(774)
Exchange adjustments	4	7	1	12
Disposals and write-offs	27	114	13	154
Impairment losses	(11)	(32)	–	(43)
Reversal of impairments	3	23	–	26
Transfer to assets held for sale/distribution	–	–	–	–
Reclassifications	–	–	–	–
Impairment at 31 December 2023	(237)	(360)	(28)	(625)
Total depreciation and impairment at 31 December 2022	(3,535)	(6,941)	(42)	(10,518)
Total depreciation and impairment at 31 December 2023	(3,560)	(6,671)	(28)	(10,259)
Net book value at 1 January 2022	3,667	4,558	1,707	9,932
Net book value at 31 December 2022	3,113	4,012	1,808	8,933
Net book value at 31 December 2023	2,895	4,033	2,092	9,020